Marketable Securities	12 Months Ended
Dec. 31, 2019
Investments Debt And Equity Securities [Abstract]
Marketable Securities
3.	MARKETABLE SECURITIES

Changes in the value of marketable securities, as reported in current assets on the consolidated balance sheets as at December 31, 2019 and December 31, 2018 are detailed in the tables below:

	December 31, 2018	Purchase	Proceeds at maturity	Change in fair value included in OCI*	Change in fair value recognized in earnings	December 31, 2019
U.S. Treasury debt securities	330	—	(200)	3	—	133
Total	330	—	(200)	3	—	133

*	Other Comprehensive Income

	December 31, 2017	Purchase	Proceeds at maturity	Change in fair value included in OCI*	Change in fair value recognized in earnings	December 31, 2018
U.S. Treasury debt securities	431	—	(100)	(1)	—	330
Total	431	—	(100)	(1)	—	330

*	Other Comprehensive Income

As at December 31, 2019, the Company held $133 million of U.S. Treasury Bonds, all transferred to a financial institution with high credit quality.  These transactions were concluded in compliance with the Company’s policy to optimize the return on its short-term interest rate investments, always placed with institutions with high credit rating.  The Company, acting as the securities lender, does not hold any collateral on the unsecured securities lending transactions. The Company retains effective control on the transferred securities. U.S. Treasury Bonds totaling $200 million matured in 2019.  The amount was reported as proceeds from matured marketable securities in the consolidated statement of cash flows for the period ended December 31, 2019.

The debt securities had an average rating of Aaa/AA+/AAA from Moody’s, S&P and Fitch, respectively, with a weighted average maturity of 1.5 years.  The debt securities were reported as current assets on the line “Marketable Securities” on the consolidated balance sheet as at December 31, 2019, since they represented investments of funds available for current operations.  The bonds were classified as available-for-sale and recorded at fair value as at December 31, 2019.  This fair value measurement corresponds to a Level 1 fair value hierarchy measurement.  The aggregate amortized cost basis of these securities totaled $132 million as at December 31, 2019.